INVENTORIES, NET	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORIES, NET
NOTE 4:	INVENTORIES, NET

	December 31,
	2019	2018
	$	$
Raw materials, parts and supplies	1,414	1,105
Finished products	1,232	2,064

	2,646	3,169

As of December 31, 2019 and 2018, inventory is presented net of write offs for slow inventory in the amount of approximately $1,979 and $1,527 , respectively.